EQUITY - BBUC Exchangeable Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	72,955,585	0
Special distribution (in shares)	0	73,088,510
Number of shares issued, closing balance (in shares)	72,954,450	72,955,585
BBUC exchangeable shares
Disclosure of classes of share capital [line items]
Converted to class C / LP units (in shares)	0	(80,425)
Limited partners
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)	74,612,503	77,085,493
Converted to class C / LP units (in shares)	(1,135)	(52,500)
Number of shares issued, closing balance (in shares)	74,281,763	74,612,503